Intangible assets, net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Intangible assets, net
Total original costs	$ 48,666,000	$ 18,089,000
Less: Accumulated amortization	(13,429,000)	(9,779,000)
Less: Accumulated impairment	(2,515,000)
Total	32,722,000	8,310,000
Intangible assets acquired	29,672,000	3,869,000
Impairment charge	2,515,000
Customer relationships
Intangible assets, net
Total original costs	17,698,000
Brand name
Intangible assets, net
Total original costs	10,201,000
Technology
Intangible assets, net
Total original costs	6,189,000	3,869,000
Impairment charge	2,515,000
Land use rights
Intangible assets, net
Total original costs	5,044,000	4,932,000
Audio - visual license
Intangible assets, net
Total original costs	5,579,000	5,456,000
Acquired computer software
Intangible assets, net
Total original costs	3,953,000	3,662,000
Others
Intangible assets, net
Total original costs	$ 2,000	$ 170,000